Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units
Nonvested, at the end of the period (in shares)	100
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 7.51	$ 8.22	$ 8.46
Restricted stock units, other information
Aggregate fair value of shares, vested	$ 7.4	$ 15.6	$ 10.8
Restricted Stock Units (RSUs)
Restricted Stock Units
Nonvested, at the beginning of the period (in shares)	2,606
Granted (in shares)	1,916
Vested (in shares)	(974)
Forfeited (in shares)	(567)
Nonvested, at the end of the period (in shares)	2,981
Weighted Average Grant Date Fair Value
Nonvested, at the beginning of the period (in dollars per share)	$ 8.25
Vested (in dollars per share)	$ 8.34
Forfeited (in dollars per share)	$ 7.77
Nonvested, at the end of the period (in dollars per share)	$ 7.90
Restricted stock units, other information
Unrecognized compensation costs	$ 12.5
Weighted-average period for recognition of unrecognized compensation cost (in years)	1 year 8 months 12 days